Concentration of Credit risk (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 MYR (RM)	Mar. 31, 2026 BRL (R$)	Mar. 31, 2026 THB (฿)	Mar. 31, 2026 AED (د.إ)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 JPY (¥)	Mar. 31, 2026 TWD ($)	Nov. 20, 2024 USD ($)
Concentration of Credit Risk [Line Items]
Deposit insurance												$ 3,000,000
Cash balance													$ 7,500,000
Credit risk financial institutions amount
Customer Concentration Risk [Member] | Customers C [Member] | Total Revenue [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	11.00%	15.00%	11.00%
Customer Concentration Risk [Member] | Customers C [Member] | Accounts Receivable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage		12.00%
Customer Concentration Risk [Member] | Customers F [Member] | Total Revenue [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage		15.00%	12.00%
Customer Concentration Risk [Member] | Customers A [Member] | Total Revenue [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage		14.00%	17.00%
Customer Concentration Risk [Member] | Customers A [Member] | Accounts Receivable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	19.00%	31.00%
Customer Concentration Risk [Member] | Customers B [Member] | Total Revenue [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage			11.00%
Customer Concentration Risk [Member] | Customers B [Member] | Accounts Receivable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	27.00%	17.00%
Customer Concentration Risk [Member] | Customers E [Member] | Accounts Receivable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage		17.00%
Vendor One [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	21.00%
Vendors A [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage		41.00%	34.00%
Vendors A [Member] | Credit Concentration Risk [Member] | Accounts Payable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	16.00%
Vendor b [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage		13.00%	21.00%
Vendor o [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage		10.00%
Vendors e [Member] | Credit Concentration Risk [Member] | Accounts Payable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	14.00%	16.00%
Vendor b [Member] | Credit Concentration Risk [Member] | Accounts Payable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	12.00%
Vendor a [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage		16.00%
Vendor a [Member] | Credit Concentration Risk [Member] | Accounts Payable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	11.00%
Vendor y [Member] | Credit Concentration Risk [Member] | Accounts Payable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	10.00%
Vendors h [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage		46.00%
China [Member]
Concentration of Credit Risk [Line Items]
Credit risk financial institutions amount		$ 309,048
Dubai [Member]
Concentration of Credit Risk [Line Items]
Deposit insurance	$ 62,861										¥ 10,000,000
Cash balance	13,051
Credit risk financial institutions amount	0
UNITED ARAB EMIRATES
Concentration of Credit Risk [Line Items]
Deposit insurance	136,117								د.إ 500,000
Cash balance	145,387
Credit risk financial institutions amount	7,850
THAILAND
Concentration of Credit Risk [Line Items]
Deposit insurance	30,590							฿ 1,000,000
Cash balance	2,149,294
Credit risk financial institutions amount	2,056,900
Taiwan [Member]
Concentration of Credit Risk [Line Items]
Deposit insurance	93,604
Cash balance	31,109
Singapore Deposit Insurance Corporation Limited [Member]
Concentration of Credit Risk [Line Items]
Deposit insurance	58,171			$ 75,000
Cash balance	32,177,785	17,323,837
Credit risk financial institutions amount	31,231,177	16,379,947
Hong Kong Deposit Protection Board [Member]
Concentration of Credit Risk [Line Items]
Deposit insurance	102,041				$ 800,000
Cash balance	382,545	427,289
Credit risk financial institutions amount	247,354	218,660
Malaysia deposit insurance corporation [Member]
Concentration of Credit Risk [Line Items]
Deposit insurance	61,771					RM 250,000
Cash balance	1,617,945	110,745
Credit risk financial institutions amount	1,410,297	50,485
Brazilian Deposit Insurance System [Member]
Concentration of Credit Risk [Line Items]
Deposit insurance	47,971						R$ 250,000
Cash balance	2,126	7,526
Credit risk financial institutions amount
China’s Deposit Insurance Fund [Member]
Concentration of Credit Risk [Line Items]
Deposit insurance	72,485									¥ 500,000
Cash balance	52,163	$ 377,982
Credit risk financial institutions amount